(LOSSES)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS/(LOSS) PER SHARE
(LOSSES)/EARNINGS PER SHARE
19.	(LOSSES)/EARNINGS PER SHARE
Basic (losses)/earnings per share and diluted (losses)/earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2021	2022	2023
Numerator:
Net (loss)/income attributable to Trip.com Group Limited	(550)	1,403	9,918
Eliminate the dilutive effect of interest expense of convertible notes	—	—	1

Numerator for diluted earnings per share	(550)	1,403	9,919

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	634,109,233	648,380,590	652,859,211
Dilutive effect of convertible notes	—	—	89,065
Dilutive effect of share options and RSUs	—	8,712,236	18,113,964

Denominator for diluted earnings per ordinary share	634,109,233	657,092,826	671,062,240

Basic (losses)/earnings per ordinary share	(0.87)	2.17	15.19

Diluted (losses)/earnings per ordinary share	(0.87)	2.14	14.78

Basic (losses)/earnings per ADS	(0.87)	2.17	15.19

Diluted (losses)/earnings per ADS	(0.87)	2.14	14.78

All the convertible senior notes were included in the computation of diluted EPS in 2023. All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2021 and 2022.
For the years ended December 31, 2021, 2022 and 2023, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(losses) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2021	2022	2023
Convertible Notes	1,245,966	906,820	—
Outstanding weighted average stock options and RSUs	6,756,940	18,155,730	4,583,793

	8,002,906	19,062,550	4,583,793